Related party transactions (Details) - Schedule of accounts payable – related parties - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Nature	$1,665
Total		$ 1,229,381
Zhongcang Warehouse Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	An 18% subsidiary of the VIE of the Company
Total		353,665
Kashi Jinwang Art Purchase E-commerce Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	100% owned by Nanjing Jinwang Art Purchase E-commerce Co., Ltd., a related party of the Company
Nature	1,665
Total		$ 875,716